Stockholders' Equity (Tables) - Photomedex, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Stock Options

A summary of option transactions for all of the Company’s equity plans during the years ended December 31, 2016 and 2015 follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2014	231,941	81.15
Granted	-	-
Exercised	-	-
Expired/cancelled	(81,803)	74.27
Outstanding at December 31, 2015	150,138	$67.99
Granted	-	-
Exercised	-	-
Expired/cancelled	(15,988)	82.26
Outstanding at December 31, 2016	134,150	$85.22
Exercisable at December 31, 2016	109,066	$84.40

Schedule of Outstanding and Exercisable Options

The outstanding and exercisable options at December 31, 2016, have a range of exercise prices and associated weighted remaining contractual life and weighted average exercise price, as follows:

Options Range of Exercise Prices	Outstanding Number of Shares	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted Avg. Exercise Price
$0 - $37.50	2,168	2.54	$30.78	2,168	$30.78
$37.51 - $75.00	57,145	5.56	$71.32	47,746	$71.12
$75.01-$112.50	74,640	5.38	$97.05	58,841	$96.25
$112.51 - up	197	0.01	$234.06	311	$256.15
Total	134,150		$85.22	109,066	$84.40

Schedule of Expiration of Outstanding Options

The outstanding options will expire, as follows:

Year Ending	Number of Options	Weighted Average Exercise Price	Exercise Price

2017	197	$234.06	$233.10 - $239.40
2018	-	-	-
2019	1,954	$32.01	$31.20 - $44.40
2020	534	$32.81	$28.50 - $40.00
2021 and later	131,465	$86.00	$70.00 - $100.00
	134,150	$85.22	$28.50 - $239.40

Schedule of Nonvested Restricted Stock

The Company has nonvested restricted stock, as follows:

	Share	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2014	167,040	$21.60
Granted	299,000	9.25
Vested/cancelled	(207,468)	17.75
Nonvested at December 31, 2015	258,572	$10.55
Granted	-	-
Vested/cancelled	(129,361)	10.04
Nonvested at December 31, 2016	129,250	$11.07

Schedule of Warrant

A summary of warrant transactions for the years ended December 31, 2016and 2015 follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2014	70,950	18.05
Issued	-	-
Exercised	-	-
Expired/cancelled	6,450	85.95
Outstanding at December 31, 2015	64,500	11.25
Issued	-	-
Exercised	-	-
Expired/cancelled	-	-
Outstanding at December 31, 2016	64,500	$11.25

Schdule of Expiration of Outstanding Warrants	If not previously exercised, the outstanding warrants will expire as follows:
Year Ending December 31,	Number of Warrants	Weighted Average Exercise Price

2017	64,500	11.25
	64,500	$11.25